Business Combination, Significant Transaction and Sale of Business (Details 10) - Roshtov Software Industries Ltd [Member] $ in Thousands	Jul. 11, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets, excluding cash acquired	$ 15
Non-controlling interests	(14,012)
Intangible assets	22,439
Deferred tax liabilities	5,610
Goodwill	17,718
Total assets acquired net of acquired cash	$ 20,550